CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY / (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY / (DEFICIT)
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0